Other accounts receivable (Details) - MXN ($) $ in Thousands	Dec. 31, 2020		Dec. 31, 2019
Current [Abstract]
Recoverable taxes	$ 203,503		$ 306,327
Services for port, maritime and other operations	54,288		93,692
Employees	4,495		4,698
Insurance claims	818		773
Others	1,157		16,280
Other accounts receivable	264,261		421,770
Non-current [Abstract]
Value added tax recoverable	238,000	[1]	0
Other accounts receivable	$ 502,261		$ 421,770

[1]	During the 2020, the VAT recovery processes have been affected by practices of the tax authorities to extend the recovery periods.